Supplement dated October 10, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2025
Effective immediately, the portfolio manager information for William Blair Investment Management, LLC (William Blair) under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
William V. Heaphy, CFA	Head of the U.S. Value Equity Team and Portfolio Manager of William Blair	Co-Portfolio Manager	2021
Matthew Fleming, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	May 2024
Mark Goodman, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	October 2025
The rest of the section remains the same.
Effective immediately, the portfolio manager information for William Blair under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
William V. Heaphy, CFA	Head of the U.S. Value Equity Team and Portfolio Manager of William Blair	Co-Portfolio Manager	2021
Matthew Fleming, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	May 2024
Mark Goodman, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	October 2025
Mr. Heaphy joined William Blair in 2021. Prior to joining William Blair, Mr. Heaphy worked at Investment Counselors of Maryland, LLC from 1994 to 2021. Mr. Heaphy began his investment career in 1994 and earned a B.S. from Lehigh University and a J.D. from the University of Maryland School of Law.
Mr. Fleming joined William Blair in 2021. Prior to joining William Blair, Mr. Fleming worked at Investment Counselors of Maryland, LLC from 2008 to 2021. Mr. Fleming began his investment career in 1996 and earned a B.A. from Princeton University.
Mr. Goodman joined William Blair in 2025. Prior to joining William Blair, Mr. Goodman worked at Wellington Management Company LLP from 2019 to 2025. Mr. Goodman began his investment career in 2000 and earned a B.S. from The University of Virginia.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7058-0004_(10/25)